Share Capital (Details 3)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 283,556
Exercise price | $ / shares	$ 0.92
Outstanding warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2009
Outstanding | $	$ 117,209
Exercise price | $ / shares	[1]
Exercisable through	Exit event
Outstanding warrants 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2011
Outstanding | $	$ 6,546
Exercise price | $ / shares	$ 0.92
Exercisable through	2017
Outstanding warrants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2012
Outstanding | $	$ 28,637
Exercise price | $ / shares	$ 0.92
Outstanding warrants 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2013
Outstanding | $	$ 59,384
Exercise price | $ / shares	$ 0.92
Exercisable through	2023
Outstanding warrants 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2013
Outstanding | $	$ 8,182
Exercise price | $ / shares	$ 0.92
Outstanding warrants 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2014
Outstanding | $	$ 51,096
Exercise price | $ / shares	$ 1.50
Outstanding warrants 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2015
Outstanding | $	$ 4,337
Exercise price | $ / shares	$ 1.50
Outstanding warrants 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2016
Outstanding | $	$ 7,832
Exercise price | $ / shares	$ 1.50
Outstanding warrants 8 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	2016
Outstanding | $	$ 333
Exercise price | $ / shares	$ 0.75

[1]	Represent amount lower than $0.01